UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street

New York, NY 10004

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 3rd Avenue, 24th Floor

New York, NY 10122

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.

Financial Statements
with Report of Independent
Registered Public Accounting Firm

For the Year Ended December 31, 2015

Advantage Advisers Xanthus Fund, L.L.C.

Financial Statements

For the Year Ended December 31, 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Registered Public Accounting Firm

To the Members and Board of Managers of

Advantage Advisers Xanthus Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members’ capital of Advantage Advisers Xanthus Fund, L.L.C. (the “Company”), including the schedules of portfolio investments, securities sold, not yet purchased, and swap contracts, as of December 31, 2015, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Advantage Advisers Xanthus Fund, L.L.C. at December 31, 2015, the results of its operations and its cash flows for the year then ended, the changes in its members’ capital for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

February 26, 2016

A member firm of Ernst & Young Global Limited

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital

December 31, 2015
Assets
Investments in securities, at fair value (cost $1,202,007,530)	$1,368,263,325
Cash and cash equivalents (including restricted cash of $79,373,847, Chinese Renminbi Yuans of $310,599 with a cost of $310,867, Euros of $3,998,511 with a cost of $4,012,386, Hong Kong Dollars of $2,337,217 with a cost of $2,337,159 and Japanese Yen of $2,076,559 with a cost of $2,067,680)	163,479,936
Due from broker (including Australian Dollars of $1,790 with a cost of $1,737, British Pounds Sterling of $2,710,641with a cost of $2,906,421, and Hong Kong Dollars of $1,897,896 with a cost of $1,897,790)	294,771,748
Receivable for investment securities sold	103,552,379
Swap contracts at fair value, net	33,612,424
Interest receivable	426,907
Dividends receivable (net of foreign withholding taxes of $26,568)	406,129
Other assets	145,321
Total assets	1,964,658,169

Liabilities
Securities sold, not yet purchased, at fair value (proceeds $503,408,431)	479,123,425
Withdrawals payable (See note 3)	66,228,387
Payable for investment securities purchased	61,736,325
Due to broker (including Japanese Yen of $3,978,101 with a cost of $3,976,290, and Swedish Kronor of $8,307 with a cost of $8,186)	44,096,408
Dividends payable on securities sold, not yet purchased	1,128,002
Accounting and investor services fees payable	320,000
Accrued expenses	1,317,815
Total liabilities	653,950,362
Members’ Capital	$1,310,707,807

Members’ Capital
Represented by:
Net capital contributions	$1,086,760,593
Net change in unrealized gain on investment activities, foreign currency, and swap transactions	223,947,214
Members’ Capital	$1,310,707,807

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments

Shares			December 31, 2015 Fair Value
	Investments in Securities – 104.39%
	Common Stock – 104.39%
	United States – 76.27%
	Apparel Manufacturers – 1.59%
234,429	Carter’s, Inc.	(a)	$20,871,214
	Applications Software – 4.17%
986,100	Microsoft Corp.	(a)	54,708,828
	Commercial Services – 0.55%
79,000	Cintas Corp.		7,192,950
	Commercial Services - Finance – 4.19%
108,160	FleetCor Technologies, Inc.*		15,459,309
216,520	Global Payments, Inc.		13,967,705
328,700	Paypal Holdings, Inc.*	(a)	11,898,940
287,270	Vantiv, Inc., Class A*		13,622,343
			54,948,297
	Computer Aided Design – 0.67%
232,678	Aspen Technology, Inc.*	(a)	8,785,921
	Computer Software – 1.50%
287,860	SS&C Technologies Holdings, Inc.		19,652,202
	Computers – 0.22%
26,910	Apple, Inc.	(a)	2,832,547
	Consulting Services – 0.32%
53,795	Verisk Analytics, Inc.*		4,135,760
	Data Processing / Management – 0.84%
181,420	Fidelity National Information Services, Inc.		10,994,052
	Diversified Financial Services – 0.09%
113,600	On Deck Capital, Inc.*		1,170,080
	Electronic Components - Semiconductors – 2.53%
706,950	Xilinx, Inc.	(a)	33,205,441
	Electronic Design Automation – 5.85%
1,868,710	Cadence Design Systems, Inc.*	(a)	38,887,855
829,352	Synopsys, Inc.*	(a)	37,826,745
			76,714,600
	Entertainment Software – 2.55%
791,330	Activision Blizzard, Inc.		30,632,384
78,630	Take-Two Interactive Software, Inc.*		2,739,469
			33,371,853
	Finance - Credit Card – 6.52%
410,660	MasterCard, Inc., Class A	(a)	39,981,858
585,880	Visa, Inc., Class A	(a)	45,434,994
			85,416,852

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			December 31, 2015 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Finance - Investment Banker / Broker – 0.24%
137,485	Virtu Financial, Inc., Class A		$3,112,660
	Finance - Other Services – 5.09%
260,140	Intercontinental Exchange, Inc.	(a)	66,663,476
	Internet Content - Entertainment – 4.50%
563,550	Facebook, Inc., Class A*	(a)	58,981,143
	Investment Management / Advisory Services – 0.89%
72,860	Affiliated Managers Group, Inc.*		11,640,114
	Medical - Biomedical / Genetics – 6.39%
104,640	Alexion Pharmaceuticals, Inc.*	(a)	19,960,080
84,260	BioMarin Pharmaceutical, Inc.*		8,827,078
458,940	Celgene Corp.*	(a)	54,962,654
			83,749,812
	Medical - Drugs – 3.59%
150,780	Allergan PLC*		47,118,750
	Medical - Outpatient / Home Medical – 2.35%
874,743	Premier, Inc., Class A*	(a)	30,852,186
	Medical - Wholesale Drug Distribution – 2.44%
307,820	AmerisourceBergen Corp.	(a)	31,924,012
	Multimedia – 0.29%
141,290	Twenty-First Century Fox, Inc., Class B	(a)	3,847,327
	Retail - Building Products – 1.36%
234,800	Lowe’s Cos., Inc.		17,854,192
	Retail - Discount – 9.57%
278,750	Costco Wholesale Corp.	(a)	45,018,125
379,710	Dollar General Corp.		27,289,758
687,532	Dollar Tree, Inc.*	(a)	53,091,221
			125,399,104
	Retail - Drug Stores – 1.76%
270,400	Walgreens Boots Alliance, Inc.		23,025,912
	Semiconductor Components - Integrated Circuits – 0.55%
131,000	Analog Devices, Inc.	(a)	7,246,920
	Semiconductor Equipment – 4.44%
628,300	Applied Materials, Inc.		11,730,361
405,540	Lam Research Corp.	(a)	32,207,987
692,790	Teradyne, Inc.		14,319,969
			58,258,317
	Television – 1.15%
321,230	CBS Corp., Class B – Non Voting		15,139,570

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares		December 31, 2015 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Web Hosting / Design – 0.07%
27,820	GoDaddy, Inc., Class A*	$891,909
	Total United States (Cost $866,194,144)	$999,706,001

	Canada – 0.09%
	E-Services / Consulting – 0.09%
47,600	Shopify, Inc., Class A*	1,228,080
	Total Canada (Cost $1,334,658)	$1,228,080

	China – 13.20%
	E-Commerce / Products – 3.34%
433,700	Alibaba Group Holding, Ltd. - Sponsored ADR*	35,246,799
557,140	Vipshop Holdings, Ltd. - Sponsored ADR*	8,507,528
		43,754,327
	E-Commerce / Services – 2.29%
647,400	Ctrip.com International, Ltd. - Sponsored ADR*	29,994,042
	Entertainment Software – 3.57%
258,300	NetEase, Inc. - Sponsored ADR	46,814,292
	Internet Application Software – 0.75%
502,400	Tencent Holdings, Ltd.	9,885,762
	Web Portals / ISP – 3.25%
225,267	Baidu, Inc. - Sponsored ADR*	42,584,474
	Total China (Cost $175,011,229)	$173,032,897

	France – 0.22%
	Entertainment Software – 0.22%
99,551	UBISOFT Entertainment*	2,884,141
	Total France (Cost $2,123,604)	$2,884,141

	Hong Kong – 2.73%
	Alternative Waste Technology – 2.73%
27,832,633	China Everbright International, Ltd.	35,768,796
	Total Hong Kong (Cost $8,020,077)	$35,768,796

	Israel – 0.24%
	Electronic Components - Semiconductors – 0.24%
219,100	Tower Semiconductor, Ltd.*	3,080,546
	Total Israel (Cost $3,370,636)	$3,080,546

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares		December 31, 2015 Fair Value
	Common Stock – (continued)
	Japan – 11.47%
	Audio / Video Products – 4.67%
2,290,500	Panasonic Corp.	$23,620,269
1,506,200	Sony Corp.	37,588,164
		61,208,433
	Chemicals - Diversified – 0.67%
549,900	Hitachi Chemical Co., Ltd.	8,850,073
	E-Commerce / Products – 0.62%
699,283	Rakuten, Inc.	8,155,835
	Electric Products - Miscellaneous – 1.41%
334,200	Mabuchi Motor Co., Ltd.	18,447,279
	Electronic Components - Miscellaneous – 0.79%
378,000	Alps Electric Co., Ltd.	10,416,771
	Entertainment Software – 1.24%
335,800	Capcom Co., Ltd.	8,170,736
328,733	Square Enix Holdings Co., Ltd.	8,020,643
		16,191,379
	Finance - Other Services – 1.03%
847,978	Japan Exchange Group, Inc.	13,464,050
	Metal Products - Distribution – 1.04%
972,874	MISUMI Group, Inc.	13,635,528
	Total Japan (Cost $143,675,004)	$150,369,348

	Jersey – 0.17%
	Medical Products – 0.17%
98,100	Novocure, Ltd.*	2,193,516
	Total Jersey (Cost $2,278,178)	$2,193,516
	Total Common Stock (Cost $1,202,007,530)	$1,368,263,325
	Total Investments in Securities (Cost $1,202,007,530) – 104.39%	$1,368,263,325
	Other Liabilities in Excess of Assets – (4.39%)**	(57,555,518)
	Members’ Capital – 100.00%	$1,310,707,807

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $154,757,050 invested in a Cash Reserve Account at the Bank of New York Mellon, which is 11.81% of Members’ Capital and foreign currency with a U.S. Dollar value $8,722,886 held in a BNY Mellon Custody Foreign Cash Account, which is 0.67% of Members’ Capital. $79,373,847 is restricted cash and is in a segregated account.
ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (concluded)

Investments in Securities – By Industry	December 31, 2015 Percentage of Members’ Capital (%)
Alternative Waste Technology	2.73
Apparel Manufacturers	1.59
Applications Software	4.17
Audio / Video Products	4.67
Chemicals - Diversified	0.67
Commercial Services - Finance	4.19
Commercial Services	0.55
Computer Aided Design	0.67
Computer Software	1.50
Computers	0.22
Consulting Services	0.32
Data Processing / Management	0.84
Diversified Financial Services	0.09
E-Commerce / Products	3.96
E-Commerce / Services	2.29
Electric Products - Miscellaneous	1.41
Electronic Components - Miscellaneous	0.79
Electronic Components - Semiconductors	2.77
Electronic Design Automation	5.85
Entertainment Software	7.58
E-Services / Consulting	0.09
Finance - Credit Card	6.52
Investments in Securities – By Industry	December 31, 2015 Percentage of Members’ Capital (%)
Finance - Investment Banker / Broker	0.24
Finance - Other Services	6.12
Internet Application Software	0.75
Internet Content - Entertainment	4.50
Investment Management / Advisory Services	0.89
Medical Products	0.17
Medical - Biomedical / Genetics	6.39
Medical - Drugs	3.59
Medical - Outpatient / Home Medical	2.35
Medical - Wholesale Drug Distribution	2.44
Metal Products - Distribution	1.04
Multimedia	0.29
Retail - Building Products	1.36
Retail - Discount	9.57
Retail - Drug Stores	1.76
Semiconductor Components - Integrated Circuits	0.55
Semiconductor Equipment	4.44
Television	1.15
Web Hosting / Design	0.07
Web Portals / ISP	3.25
Total Investments in Securities	104.39%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased

Shares		December 31, 2015 Fair Value
	Securities Sold, Not Yet Purchased – 36.55%
	Common Stock – 36.55%
	United States – 21.01%
	Appliances – 0.80%
71,180	Whirlpool Corp.	$10,454,207
	Beverages - Non-Alcoholic – 0.82%
250,940	The Coca-Cola Co.	10,780,382
	Casino Hotels – 1.10%
329,400	Las Vegas Sands Corp.	14,440,896
	Commercial Services - Finance – 0.57%
415,750	The Western Union Co.	7,446,083
	Computer Services – 0.58%
288,730	Teradata Corp.*	7,628,247
	Computers - Memory Devices – 1.97%
405,900	Seagate Technology PLC	14,880,294
181,840	Western Digital Corp.	10,919,492
		25,799,786
	Cosmetics & Toiletries – 1.05%
173,470	The Procter & Gamble Co.	13,775,253
	Electric - Integrated – 2.57%
183,200	Consolidated Edison, Inc.	11,774,264
150,470	Duke Energy Corp.	10,742,053
287,600	Public Service Enterprise Group, Inc.	11,127,244
		33,643,561
	Electronic Components - Miscellaneous – 1.09%
780,430	Corning, Inc.	14,266,260
	Electronic Components - Semiconductors – 0.76%
288,200	Intel Corp.	9,928,490
	Industrial Automation / Robotics – 0.82%
105,080	Rockwell Automation, Inc.	10,782,259
	Internet Infrastructure Software – 0.29%
39,260	F5 Networks, Inc.*	3,806,650
	Motorcycle / Motor Scooter – 1.14%
328,310	Harley-Davidson, Inc.	14,901,991
	REITS - Apartments – 0.93%
159,170	Camden Property Trust	12,217,889
	REITS - Diversified – 0.65%
85,350	Vornado Realty Trust	8,531,586
	REITS - Health Care – 0.74%
171,200	Ventas, Inc.	9,660,816

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2015 Fair Value
	Common Stock – (continued)
	United States – (continued)
	REITS - Hotels – 0.38%
326,820	Host Hotels & Resorts, Inc.	$5,013,419
	REITS - Office Property – 1.32%
66,130	Boston Properties, Inc.	8,434,220
78,550	SL Green Realty Corp.	8,874,579
		17,308,799
	Rental Auto / Equipment – 0.89%
322,700	Avis Budget Group, Inc.*	11,710,783
	Retail - Apparel / Shoes – 0.18%
77,562	The Buckle, Inc.	2,387,358
	Retail - Automobile – 0.30%
71,550	CarMax, Inc.*	3,861,553
	Retail - Bedding – 0.84%
229,000	Bed Bath & Beyond, Inc.*	11,049,250
	Retail - Regional Department Stores – 0.54%
108,240	Dillard’s, Inc., Class A	7,112,450
	Security Services – 0.46%
183,700	The ADT Corp.	6,058,426
	Toys – 0.22%
105,000	Mattel, Inc.	2,852,850
	Total United States (Proceeds $293,798,306)	$275,419,244

	China – 1.66%
	Computers – 0.63%
8,190,000	Lenovo Group, Ltd.	8,316,667
	Electronic Components - Miscellaneous – 0.53%
1,060,030	AAC Technologies Holdings, Inc.	6,914,010
	Metal Processors & Fabrication – 0.16%
4,014,000	China Zhongwang Holdings, Ltd.	2,061,347
	Real Estate Operations / Development – 0.34%
3,625,200	Guangzhou R&F Properties Co., Ltd. – Class H	4,467,104
	Total China (Proceeds $21,823,334)	$21,759,128

	France – 0.79%
	Retail - Major Department Store – 0.79%
60,219	Kering	10,332,394
	Total France (Proceeds $10,165,679)	$10,332,394

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2015 Fair Value
	Common Stock – (continued)
	Hong Kong – 1.66%
	Casino Hotels – 0.69%
543,100	Melco Crown Entertainment, Ltd. - Sponsored ADR	$9,124,080
	Distribution / Wholesale – 0.17%
3,203,000	Li & Fung, Ltd.	2,178,002
	Electric - Integrated – 0.32%
491,500	CLP Holdings, Ltd.	4,176,091
	Gas - Distribution – 0.48%
3,240,000	Hong Kong & China Gas Co., Ltd.	6,354,470
	Total Hong Kong (Proceeds $22,725,396)	$21,832,643

	India – 0.64%
	Computer Services – 0.64%
497,500	Infosys, Ltd. - Sponsored ADR	8,333,125
	Total India (Proceeds $8,097,654)	$8,333,125

	Italy – 0.04%
	Apparel Manufacturers – 0.04%
174,200	Prada S.p.A.	541,696
	Total Italy (Proceeds $621,822)	$541,696

	Japan – 6.00%
	Chemicals - Diversified – 0.24%
257,400	Kuraray Co., Ltd.	3,149,736
	Diversified Manufacturing Operations – 0.69%
4,355,000	Toshiba Corp.	9,047,158
	Electric - Integrated – 0.35%
785,976	Tokyo Electric Power Co., Inc.*	4,567,139
	Electric Products - Miscellaneous – 0.35%
395,300	Brother Industries, Ltd.	4,607,153
	Office Automation & Equipment – 2.79%
812,600	Canon, Inc.	24,825,154
1,123,500	Ricoh Co., Ltd.	11,683,909
		36,509,063
	Photo Equipment & Supplies – 0.75%
232,800	FUJIFILM Holdings Corp.	9,831,153
	Retail - Apparel / Shoes – 0.83%
30,700	Fast Retailing Co., Ltd.	10,882,116
	Total Japan (Proceeds $82,544,595)	$78,593,518

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2015 Fair Value
	Common Stock – (continued)
	Macau – 0.94%
	Casino Hotels – 0.94%
3,599,200	Sands China, Ltd.	$12,329,947
	Total Macau (Proceeds $13,237,336)	$12,329,947

	Netherlands – 1.47%
	Semiconductor Equipment – 1.47%
217,500	ASML Holding NV – NY Regular Shares	19,307,475
	Total Netherlands (Proceeds $19,543,592)	$19,307,475

	Switzerland – 0.49%
	Computers - Peripheral Equipment – 0.49%
424,452	Logitech International SA	6,396,492
	Total Switzerland (Proceeds $5,166,813)	$6,396,492

	Taiwan – 1.85%
	Electronic Components - Miscellaneous – 0.32%
1,459,100	AU Optronics Corp. - Sponsored ADR	4,245,981
	Semiconductor Components - Integrated Circuits – 1.53%
648,800	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	14,760,200
2,804,033	United Microelectronics Corp. - Sponsored ADR	5,271,582
		20,031,782
	Total Taiwan (Proceeds $25,683,904)	$24,277,763
	Total Common Stock (Proceeds $503,408,431)	$479,123,425
	Total Securities Sold, Not Yet Purchased (Proceeds $503,408,431)	$479,123,425

*	Non-income producing security.

ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (concluded)

Securities Sold, Not Yet Purchased – By Industry	December 31, 2015 Percentage of Members’ Capital (%)
Apparel Manufacturers	0.04
Appliances	0.80
Beverages - Non-alcoholic	0.82
Casino Hotels	2.73
Chemicals - Diversified	0.24
Commercial Services - Finance	0.57
Computer Services	1.22
Computers	0.63
Computers - Memory Devices	1.97
Computers - Peripheral Equipment	0.49
Cosmetics & Toiletries	1.05
Distribution / Wholesale	0.17
Diversified Manufacturing Operations	0.69
Electric - Integrated	3.24
Electric Products - Miscellaneous	0.35
Electronic Components - Miscellaneous	1.94
Electronic Components - Semiconductors	0.76
Gas - Distribution	0.48
Industrial Automation / Robotics	0.82
Internet Infrastructure Software	0.29
Securities Sold, Not Yet Purchased – By Industry	December 31, 2015 Percentage of Members’ Capital (%)
Metal Processors & Fabrication	0.16
Motorcycle / Motor Scooter	1.14
Office Automation & Equipment	2.79
Photo Equipment & Supplies	0.75
Real Estate Operations / Development	0.34
REITS - Apartments	0.93
REITS - Diversified	0.65
REITS - Health Care	0.74
REITS - Hotels	0.38
REITS - Office Property	1.32
Rental Auto / Equipment	0.89
Retail - Apparel / Shoes	1.01
Retail - Automobile	0.30
Retail - Bedding	0.84
Retail - Major Department Store	0.79
Retail - Regional Department Stores	0.54
Security Services	0.46
Semiconductor Components - Integrated Circuits	1.53
Semiconductor Equipment	1.47
Toys	0.22
Total Securities Sold, Not Yet Purchased	36.55%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts

Notional Amount	Maturity Date		December 31, 2015 Unrealized Gain/(Loss)
	Swap Contracts – 2.56%
	Total Return Swap Contracts - Long – 0.11%
	United States – 0.59%
	Semiconductor Components - Integrated Circuits – (0.30%)
$27,035,382	6/1/2018	QUALCOMM, Inc.	$(3,859,654)
		Agreement with Morgan Stanley, dated 05/27/2011 to receive the total return of the shares of QUALCOMM, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%*.
	Web Portals / ISP – 0.89%
47,429,330	6/1/2018	Alphabet Inc., Class A	11,628,193
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%*.
	Total United States		$7,768,539

	Japan – 0.16%
	Television – 0.16%
7,796,550	12/24/2019	Nippon Television Holdings, Inc.	2,127,431
		Agreement with Morgan Stanley, dated 06/10/2013 to receive the total return of the shares of Nippon Television Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.60%*.
	Total Japan		$2,127,431

	Luxembourg – (0.00%)
	Retail - Discount – (0.00%)
4,343,798	12/13/2018	B&M European Value Retail SA	(5,410)
		Agreement with Morgan Stanley, dated 06/12/2014 to receive the total return of the shares of B&M European Value Retail SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.
	Total Luxembourg		$(5,410)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2015 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Long – (continued)
	Netherlands – 0.03%
	Finance - Investment Fund – 0.03%
$2,170,457	1/4/2019	Flow Traders	$372,426
		Agreement with Morgan Stanley, dated 07/10/2015 to receive the total return of the shares of Flow Traders in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.
	Total Netherlands		$372,426

	South Korea – (0.31%)
	Electronic Components - Semiconductors – (0.31%)
60,325,000	12/28/2018	Samsung Electronics Co., Ltd	(4,041,816)
		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%*.
	Total South Korea		$(4,041,816)

	Spain – 0.03%
	Satellite Telecommunications – 0.03%
2,796,000	1/4/2019	Cellnex Telecom SAU	383,530
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SAU in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.
	Total Spain		$383,530

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2015 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Long – (continued)
	United Kingdom – (0.39%)
	Food - Retail – (0.05%)
$1,844,102	12/13/2018	Ocado Group PLC	$(670,173)
		Agreement with Morgan Stanley, dated 06/26/2015 to receive the total return of the shares of Ocado Group PLC in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.
	Hotels & Motels – (0.13%)
26,122,272	12/13/2018	Whitbread PLC	(1,694,940)
		Agreement with Morgan Stanley, dated 06/21/2013 to receive the total return of the shares of Whitbread PLC in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.
	Retail - Discount – (0.21%)
7,680,364	12/13/2018	Poundland Group PLC	(2,795,575)
		Agreement with Morgan Stanley, dated 03/12/2014 to receive the total return of the shares of Poundland Group PLC in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.
	Total United Kingdom		$(5,160,688)
	Total Return Swap Contracts - Long		$1,444,012

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2015 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – 2.45%
	Australia – 0.22%
	Commercial Banks - Non-US – (0.13%)
$9,489,309	12/27/2019	Australia and New Zealand Banking Group, Ltd.	$(669,109)
		Agreement with Morgan Stanley, dated 08/26/2015 to deliver the total return of the shares of Australia and New Zealand Banking Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
8,216,920	12/27/2019	Westpac Banking Corp.	(1,098,837)
		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
			(1,767,946)
	Food - Retail – 0.35%
15,322,773	12/27/2019	Wesfarmers, Ltd.	321,801
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
27,989,961	12/27/2019	Woolworths, Ltd.	4,312,770
		Agreement with Morgan Stanley, dated 12/24/2014 to deliver the total return of the shares of Woolworths, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
			4,634,571
	Total Australia		$2,866,625

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2015 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Japan – 0.22%
	Audio / Video Products – 0.16%
$4,338,556	12/24/2019	Sharp Corp.	$2,123,151
		Agreement with Morgan Stanley, dated 08/03/2012 to deliver the total return of the shares of Sharp Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 16.50%*.
	Building Products - Doors & Windows – (0.01%)
11,506,768	12/24/2019	Asahi Glass Co., Ltd.	(69,822)
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of Asahi Glass Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
	Office Automation & Equipment – 0.06%
986,777	12/24/2019	Ricoh Co., Ltd.	(28,252)
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
10,865,801	12/24/2019	Seiko Epson Corp.	761,906
		Agreement with Morgan Stanley, dated 08/03/2009 to deliver the total return of the shares of Seiko Epson Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
			733,654
	Photo Equipment & Supplies – 0.01%
8,767,664	12/24/2019	Konica Minolta, Inc.	115,060
		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.43%*.
	Total Japan		$2,902,043

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2015 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	South Korea – 0.26%
	Electric Products - Miscellaneous – (0.02%)
$129,091	12/28/2018	LG Innotek Co., Ltd.	$(18,730)
		Agreement with Morgan Stanley, dated 05/02/2012 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 3.30%*.
1,842,936	4/2/2019	LG Innotek Co., Ltd.	(239,714)
		Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 3.30%*.
			(258,444)
	Electronic Components - Semiconductors – 0.28%
17,130,150	4/2/2019	SK Hynix, Inc.	3,695,873
		Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of SK Hynix, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
	Total South Korea		$3,437,429

	Spain – 0.06%
	Food - Retail – 0.06%
5,819,170	1/4/2019	Distribuidora Internacional de Alimentacion SA	778,255
		Agreement with Morgan Stanley, dated 09/29/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
	Total Spain		$778,255

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2015 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Sweden – (0.01%)
	Machinery - Construction & Mining – (0.01%)
$4,442,233	9/27/2017	Atlas Copco AB, Class A	$(148,689)
		Agreement with Morgan Stanley, dated 09/24/2015 to deliver the total return of the shares of Atlas Copco AB, Class A in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
	Total Sweden		$(148,689)

	Switzerland – 0.20%
	Retail - Jewelry – 0.20%
10,978,523	5/10/2017	Cie Financiere Richemont SA	580,661
		Agreement with Morgan Stanley, dated 08/12/2015 to deliver the total return of the shares of Cie Financiere Richemont SA in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
13,170,245	5/10/2017	The Swatch Group AG	1,793,636
		Agreement with Morgan Stanley, dated 05/08/2015 to deliver the total return of the shares of The Swatch Group AG in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
2,074,320	12/13/2018	The Swatch Group AG	283,182
		Agreement with Morgan Stanley, dated 06/26/2015 to deliver the total return of the shares of The Swatch Group AG in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
	Total Switzerland		$2,657,479

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2015 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Taiwan – 1.19%
	Computers – 0.03%
$4,795,028	1/25/2018	Foxconn Technology Co., Ltd.	$341,333
		Agreement with Morgan Stanley, dated 05/21/2009 to deliver the total return of the shares of Foxconn Technology Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.96%*.
	Computers - Peripheral Equipment – 0.33%
14,148,360	1/25/2018	Innolux Display Corp.	4,386,780
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.50%*.
	Electronic Components - Miscellaneous – 0.46%
11,490,601	1/25/2018	AU Optronics Corp.	3,736,069
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.88%*.
23,008,013	1/25/2018	Hon Hai Precision Industry Co., Ltd.	2,319,496
		Agreement with Morgan Stanley, dated 01/08/2013 to deliver the total return of the shares of Hon Hai Precision Industry Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
			6,055,565
	Electronic Components - Semiconductors – 0.15%
6,136,564	1/25/2018	Inotera Memories, Inc.	1,981,917
		Agreement with Morgan Stanley, dated 10/07/2014 to deliver the total return of the shares of Inotera Memories, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.90%*.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2015 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Taiwan – (continued)
	Semiconductor Components - Integrated Circuits – 0.22%
$12,053,579	1/25/2018	Novatek Microelectronics Corp.	$2,586,826
		Agreement with Morgan Stanley, dated 07/19/2013 to deliver the total return of the shares of Novatek Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.25%*.
2,420,235	1/25/2018	United Microelectronics Corp.	219,217
		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
			2,806,043
	Total Taiwan		$15,571,638

	United Kingdom – 0.31%
	Food - Retail – 0.31%
5,836,659	12/13/2018	J Sainsbury PLC	(378,341)
		Agreement with Morgan Stanley, dated 06/03/2014 to deliver the total return of the shares of J Sainsbury PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.31%*.
12,218,159	12/13/2018	Tesco PLC	3,350,595
		Agreement with Morgan Stanley, dated 04/17/2013 to deliver the total return of the shares of Tesco PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2015 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	United Kingdom – (continued)
	Food - Retail – (continued)
$6,698,603	12/13/2018	WM Morrison Supermarkets PLC	$1,131,378
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.43%*.
	Total United Kingdom		$4,103,632
	Total Return Swap Contracts - Short		$32,168,412
	Total Swap Contracts, net		$33,612,424

*	Financing rate is variable. Rate indicated is as of December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (concluded)

Swap Contracts – By Industry	December 31, 2015 Percentage of Members’ Capital (%)
Audio / Video Products	0.16
Building Products - Doors & Windows	(0.01)
Commercial Banks - Non-US	(0.13)
Computers	0.03
Computers - Peripheral Equipment	0.33
Electric Products - Miscellaneous	(0.02)
Electronic Components - Miscellaneous	0.46
Electronic Components - Semiconductors	0.12
Finance - Investment Fund	0.03
Food - Retail	0.67
Hotels & Motels	(0.13)
Swap Contracts – By Industry	December 31, 2015 Percentage of Members’ Capital (%)
Machinery - Construction & Mining	(0.01)
Office Automation & Equipment	0.06
Photo Equipment & Supplies	0.01
Retail - Discount	(0.21)
Retail - Jewelry	0.20
Satellite Telecommunication	0.03
Semiconductor Components - Integrated Circuits	(0.08)
Television	0.16
Web Portals / ISP	0.89
Total Swap Contracts, net	2.56%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations

Year Ended
December 31, 2015
Investment income
Dividends (net of withholding taxes of $256,138)	$14,605,608
Interest	1,462,860
Total investment income	16,068,468
Expenses
Administration fees	18,762,657
Dividends on securities sold, not yet purchased	12,366,288
Prime broker fees	8,722,105
Investment advisory fees	5,559,306
Accounting and investor services fees	996,736
Legal fees	825,641
Custodian fees	387,931
Audit and tax fees	348,453
Board of Managers fees and expenses	296,875
Interest expense	222,900
Insurance expense	193,890
Printing expense	94,414
Registration expense	76,841
Miscellaneous	328,634
Total operating expenses	49,182,671
Net investment loss	(33,114,203)
Net realized and net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts
Net realized gain/(loss) from investment activities, foreign currency transactions and swap contracts
Net realized gain from investment in securities	78,768,496
Net realized gain from securities sold, not yet purchased	11,092,695
Net realized gain from swap contracts	3,059,735
Net realized loss from foreign currency transactions	(749,424)
Total net realized gain from investment activities, foreign currency transactions and swap contracts	92,171,502
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts
Net change in unrealized gain/(loss) from securities sold, not yet purchased	42,591,666
Net change in unrealized gain/(loss) from swap contracts	25,254,915
Net change in unrealized gain/(loss) from foreign currency transactions	89,799
Net change in unrealized gain/(loss) from investment in securities	(44,727,631)
Total net change in unrealized gain from investment activities, foreign currency transactions and swap contracts	23,208,749
Net realized gain and net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	115,380,251
Net increase in Members’ Capital resulting from operations	$82,266,048

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital

	Special
	Advisory
	Member	Members	Total
MEMBERS’ CAPITAL, December 31, 2013	$—	$1,669,556,633	$1,669,556,633

From investment activities
Net investment loss	$—	$(39,563,272)	$(39,563,272)
Net realized gain from investment activities, foreign currency transactions and swap contracts	—	80,743,294	80,743,294
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	—	(128,210,226)	(128,210,226)
Incentive allocation	345,423	(345,423)	—
Net increase/decrease in Members’ Capital resulting from operations	345,423	(87,375,627)	(87,030,204)

Members’ Capital transactions
Capital contributions	—	95,412,811	95,412,811
Capital withdrawals	(345,423)	(317,473,109)	(317,818,532)
Net decrease in Members’ Capital resulting from capital transactions	(345,423)	(222,060,298)	(222,405,721)

MEMBERS’ CAPITAL, December 31, 2014	$—	$1,360,120,708	$1,360,120,708

From investment activities
Net investment loss	$—	$(33,114,203)	$(33,114,203)
Net realized gain from investment activities, foreign currency transactions and swap contracts	—	92,171,502	92,171,502
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	—	23,208,749	23,208,749
Incentive allocation	3,287,978	(3,287,978)	—
Net increase in Members’ Capital resulting from operations	3,287,978	78,978,070	82,266,048

Members’ Capital transactions
Capital contributions	—	40,518,341	40,518,341
Capital withdrawals	(3,287,978)	(168,909,312)	(172,197,290)
Net decrease in Members’ Capital resulting from capital transactions	(3,287,978)	(128,390,971)	(131,678,949)

MEMBERS’ CAPITAL, December 31, 2015	$—	$1,310,707,807	$1,310,707,807

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Cash Flows

Year Ended
December 31, 2015
Cash flows from operating activities
Net increase in Members’ Capital resulting from operations	$82,266,048
Adjustments to reconcile net increase in Members’ Capital resulting from operations to net cash provided by operating activities:
Proceeds from sales of investments	1,525,655,823
Purchases of investments	(1,269,194,130)
Proceeds from securities sold short, not yet purchased	923,484,587
Cover of securities sold short, not yet purchased	(793,451,747)
Net realized gain from investment activities	(89,861,191)
Net change in unrealized gain/(loss) from investment activities and swap contracts	(23,118,950)
Amortization of premium and accretion of discount, net	46,539
Changes in assets and liabilities related to operations:
Increase in due from broker	(177,443,338)
Decrease in receivable for investment securities sold	20,827,022
Increase in interest receivable	(218,309)
Increase in dividends receivable	(77,033)
Decrease in other assets	19,505
Increase in payable for investment securities purchased	10,825,875
Decrease in due to broker	(9,191,915)
Increase in dividends payable on securities sold, not yet purchased	24,747
Increase in accounting and investor services fees	145,000
Decrease in accrued expenses	(163,790)
Net cash provided by operating activities	200,574.743

Cash flows from financing activities
Capital contributions	40,518,341
Capital withdrawals	(287,301,976)
Net cash used in financing activities	(246,783,635)

Net change in cash and cash equivalents	(46,208,892)
Cash and cash equivalents at beginning of year	209,688,828
Cash and cash equivalents as of December 31, 2015	$163,479,936

Supplemental disclosure of cash flow information
Cash paid during the year for interest	$219,886

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2015

1.	Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, non-diversified management investment company. The Company’s term is perpetual unless the Company is otherwise terminated under the terms of the second amended and restated Limited Liability Company Agreement dated July 1, 2011. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues its investment objective by investing its assets primarily in equity securities of U.S. and foreign companies that the investment adviser believes are well positioned to benefit from demand for their products or services; particularly, companies that can innovate or grow rapidly relative to their peers in their markets. These type of companies are generally considered to be “growth companies.” As part of its investment program, the Company also may effect short sales of securities that the Company’s investment adviser believes are over valued. Companies that derive a major portion of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other market sectors, if those other sectors present attractive opportunities for capital appreciation. The Company’s portfolio of securities includes long and short positions primarily in equity securities and total return swaps on equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the “Board of Managers”). There are five members of the Board of Managers, one of whom is considered an “interested person” of the Company under the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager also provides administrative services to the Company pursuant to an administrative services agreement. Multi-Manager serves as the Company’s investment adviser pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and Alkeon Capital Management L.L.C. (“Alkeon”) is a non-managing member of Multi-Manager; together they make up the Special Advisory Member (“Special Advisory Member”). Alkeon has been retained to manage the Company’s investment portfolio under the supervision of Multi-Manager pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011.

The acceptance of initial and additional contributions from persons who purchase limited liability company interests in the Company (“Members”) are subject to approval by the Board of Managers. The Company generally accepts initial and additional contributions as of the first day of each month. No Member has the right to require the Company to redeem its interest. The Company may from time to time offer to repurchase interests pursuant to written tenders by

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2015 (continued)

1.	Organization (continued)

Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. Multi-Manager expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, based upon the value of interests determined as of the end of the second fiscal quarter and as of at the end of the fiscal year.

Generally, except as provided under applicable law, a Member shall not be liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.

Basis of Presentation:

The Company qualifies as an investment company under Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (the “ASC”) 946. Financial Services — Investment Company (Topic 946), Amendments to the scope, measurement and disclosure requirements (“ASC 946”), and follows the accounting and reporting guidance of ASC 946.

The following is a summary of the Company’s accounting policies:

	a.	Revenue Recognition

Securities transactions are recorded on trade date basis utilizing first-in-first-out (“FIFO”) for determining realized gains and losses associated with investment transactions. Dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

	b.	Portfolio Valuation

The Company’s securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

	(i)	Domestic exchange traded securities (other than options and not including those securities traded on NASDAQ) shall be valued as follows:

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2015 (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

		(1)	at their last composite sale price as reported on the exchanges where those securities are traded; or

		(2)	if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid price for securities held long, or their composite asked price for securities sold, not yet purchased, as reported by those exchanges.

	(ii)	Securities traded on NASDAQ shall be valued as follows:

		(1)	at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

		(2)	if no NOCP is available at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

		(3)	if no sale is shown on NASDAQ at the bid price; or

		(4)	if no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the fair valuation procedures set forth herein.

Securities traded on a foreign securities exchange are valued at their last sale price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid price (in the case of securities held long) or ask price (in the case of securities sold, not yet purchased) as reported by such exchange.

Listed options are valued at their bid price (or ask price in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid price (or ask price in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the fair value of the securities and other assets are determined in good faith by, or under the supervision of, the Board of Managers.

Swaps are valued based on the values of their reference securities determined in accordance with the procedures described above, net of any contractual terms with the counterparty.

Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2015 (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers. The Company includes that portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) from investments in securities on the Statement of Operations.

The determination of fair value takes into account relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of Multi-Manager with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment. During the year ended December 31, 2015, no securities were fair valued.

The fair value of the Company’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

During the year ended December 31, 2015, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2015 (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The Company recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the year ended December 31, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following is a summary of the inputs used, as of December 31, 2015, in valuing the Company’s investments at fair value.

Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1—Quoted Prices Investment in Securities		Level 1—Quoted Prices Securities Sold, Not Yet Purchased
Common Stock	$1,368,263,325	Common Stock	$479,123,425

Level 2—Other Significant Observable Inputs		Level 2—Other Significant Observable Inputs
Total Return Swaps	49,331,486	Total Return Swaps	15,719,062

Level 3—Other Significant Unobservable Inputs	—	Level 3—Other Significant Unobservable Inputs	—
Total	$1,417,594,811	Total	$494,842,487

c.	Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash of $79,373,847 listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by the Company’s custodian, The Bank of New York Mellon (the “Custodian”), of which $74,115,566 is held as collateral for swap contracts, $371,750 is held as collateral for securities sold, not yet purchased and $4,886,531 represents 5% holdback amounts on full repurchase of interests. At December 31, 2015, $154,757,050 in cash equivalents was held at the Custodian in a cash reserve account and foreign currency with a U.S. Dollar value of $8,722,886 was held by the Custodian in a BNY Mellon Custody foreign cash account.

As further discussed in Note 6, the Company has additional cash and cash equivalents on deposit with a broker primarily to satisfy margin and short sale requirements at December 31, 2015.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2015 (continued)

2.	Significant Accounting Policies (continued)

	d.	Income Taxes

The Company is treated as a partnership for tax purposes. For federal, state and local income tax purposes, each Member is individually required to report on its own tax return its distributive share of the Company’s taxable income or loss. The Company is not subject to income taxes imposed by the country in which it is domiciled.

In accordance with authoritative guidance, management has analyzed the Company’s tax position for all open tax years (2012 – 2015) and has concluded that no liability for non-US capital gain tax is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to non-US tax expense within the Statement of Operations. However, during the period, the Company did not record any interest or penalties.

3.	Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company at an annual rate of 1.35% and investment advisory services at an annual rate of 0.40%, of Members’ Capital. Total Multi-Manager administration fees and expenses amounted to $18,762,657 and Multi-Manager advisory services fees and expenses amounted to $5,559,306 during the year.

During the year ended December 31, 2015, Oppenheimer earned $63,064 in brokerage commissions from portfolio transactions executed on behalf of the Company. The brokerage commissions paid by the Company are reflected in the net realized and net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts in the Statement of Operations within these financial statements.

Net profits or net losses of the Company for each fiscal period (monthly) are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the investment adviser of the Company, Multi-Manager is entitled to be the Special Advisory Member of the Company. In such capacity, Multi-Manager generally is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each allocation period (monthly), in an amount equal to 20% of the amount by which net profits, if any, exceed the positive balance in the Member’s “Loss Recovery Account” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the capital account of the Special Advisory Member. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to its account with respect to the allocation period. During the year ended December 31, 2015, an Incentive Allocation of $3,287,978 was credited to the capital account of the Special Advisory Member and was included in withdrawals payable at December 31, 2015, in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2015 (continued)

3.	Administration Fee, Related Party Transactions and Other (continued)

Each Member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of $30,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee of the Board of Managers each receive a supplemental retainer of $7,500 per annum. Total Board of Managers fees and expenses amounted to $296,875 during the year. Managers who are “interested persons” do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

The Bank of New York Mellon serves as custodian of the Company’s assets and is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company. Total Bank of New York Mellon custody fees and expenses amounted to $351,516 during the year of which $26,200 is included in the accrued expenses in the Statement of Assets, Liabilities and Members’ Capital.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a fee for these services based primarily on Members’ Capital of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee. Total BNY Mellon fees and expenses amounted to $996,736 during the year of which $320,000 is disclosed as accounting and investor services fees payable in the Statement of Assets, Liabilities and Members’ Capital.

Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. The placement agent is entitled to charge a sales commission (placement fee) of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Placement fees, if any, will reduce the amount of a Member’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the year ended December 31, 2015, placement fees earned by Oppenheimer amounted to $121,523.

4.	Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.	Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2015, amounted to $1,269,194,130 and $1,525,655,823, respectively.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2015 (continued)

5.	Securities Transactions (continued)

Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the year ended December 31, 2015, amounted to $793,451,747, which includes $110,185 from return of capital, and $923,484,587, respectively.

At December 31, 2015, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,209,709,931 and $496,469,768, respectively.

For Federal income tax purposes, at December 31, 2015, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $175,899,738, consisting of $234,124,384 gross unrealized gain and $58,224,646 gross unrealized loss.

6.	Due from / to Broker

Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of December 31, 2015, which serves as collateral for securities sold, not yet purchased.

The Company has the ability to trade on margin and borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities and cash as collateral for securities sold, not yet purchased and margin borrowings (except for cash proceeds of securities sold, held at the prime broker), which are maintained in a segregated account held by the Custodian. As of December 31, 2015, the total value of this collateral was $565,346,267, comprised of pledged securities with a value of $564,974,517 which are included in investments in securities in the Statement of Assets, Liabilities and Members’ Capital and $371,750 cash which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital. Pledged securities with a value of $480,734,562 are held at the Custodian on behalf of Morgan Stanley and securities with a value of $84,239,955 are held at the Custodian on behalf of Credit Suisse LLC. For the year ended December 31, 2015, the average daily amount of the margin borrowings was $42,119,062 and the daily weighted average annualized interest rate was 0.53%. The Company had borrowings outstanding at December 31, 2015, totaling $44,096,408, recorded as due to broker in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2015 (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company trades various financial instruments and enters into various transactions with off-balance sheet risk. These financial instruments include options, swaps and short sales. Generally, these financial instruments (other than long options positions) represent future commitments to purchase or sell other financial instruments or to make certain payments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.

The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company’s ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily, investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Additional investments in securities sold, not yet purchased are positions with Credit Suisse L.L.C. Accordingly, the Company has a concentration of individual counterparty credit risk with the prime broker. The Company maintains cash with the prime broker and pledges securities in an account at the Custodian, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Company has invested approximately 14.86% of its Members’ Capital in equity securities (including both long and short) of Chinese companies. Political, social or economic changes in the Chinese market may have a greater impact on the value of the Company’s portfolio due to this concentration than would be the case absent of such concentration.

In some cases, the Company uses total return swaps to obtain long or short investment exposure in lieu of purchasing or selling an equity security directly. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2015 (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked-to-market based on the Company’s valuation procedures that are outlined in Section 2b of these notes. As of December 31, 2015, the counterparty for all of the total return swaps is Morgan Stanley. Effective December 2014, the Company and Morgan Stanley revised their master service agreement. Any income earned from the swaps’ underlying instruments (i.e. dividend, interest) will be paid proportionately upon the unwinding of the swap or at its maturity. The change in value of swaps, including the periodic amounts of financing interest and income earned from the underlying instrument but not yet paid, is reported as a net change in unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. The net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.

Swap agreements entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative payment obligations of each party to the agreement (the “net amount”).

Certain equity swaps in which the Company engages may have the effect of providing economic leveraging of the Company’s assets. Such leverage can be significant. As such, the impact of an adverse change in the Company’s exposure may result in losses greater than the nominal value of the swap, which can be significant under certain circumstances.

The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The Company is exposed to significant concentration of credit risk as the counterparty to the swap contracts is the prime broker, Morgan Stanley. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the counterparty to a swap defaults, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded in the Statement of Assets, Liabilities and Members’ Capital.

The unrealized gain/(loss) amounts presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid, (i.e., the fair value) on each swap contract, respectively, as at December 31, 2015. The net change in

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2015 (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

unrealized gain/(loss) from swap contracts is reflected in the Statement of Operations within these financial statements.

Total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to the total return swap agreements could terminate the agreements and request immediate payment or demand increased collateral for the net obligation owed the counter-party. Further, the agreements state that, if the authority of Multi-Manager and/or Alkeon are terminated and an acceptable successor(s) is not appointed, this would cause the agreements to be terminated.

As of December 31, 2015, $74,115,566 was posted by the Company as collateral, related to its total return swaps. This amount is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.

The Company may purchase put and call options on securities and use derivative instruments in order to gain exposure to or protect against changes in the markets. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities. During the year ended December 31, 2015, the Company had no transactions in purchased options.

The Company may also write (sell) put and call options on securities and use derivative instruments in order to gain exposure to or protect against changes in the markets. Option contracts serve as components of the Company’s investment strategies and are utilized to structure investments to enhance the performance of the Company.

When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During the year ended December 31, 2015, the Company did not write any options.

The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2015 (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this note.

The Adviser believes the average quarterly notional amount shown in the table below is the most relevant measure of derivative activity and is indicative of the Company’s volume of derivative activity during the year ended December 31, 2015.

Total return swaps:
Average notional amount	$431,313,069

The Company is exposed to certain additional risks relating to derivative contracts. The primary underlying risk of investing in derivative contracts (swaps) is equity price risk.

The following tables identify the change in unrealized gain/(loss) and the gross and net unrealized gain/(loss) on derivative instruments. The net unrealized gain/(loss) for swap contracts are disclosed in the statement of Assets, Liabilities and Members’ Capital as an asset as of December 31, 2015. The net change in unrealized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.

The Primary	Gross	Gross	Net
Underlying Risk is	Unrealized	Unrealized	Unrealized
Equity Price Risk	Gain	Loss	gain/(loss)
Total return swaps
Year ended December 31, 2014	$14,644,824	$6,287,315	$8,357,509
Year ended December 31, 2015	49,331,486	15,719,062	33,612,424
Total net change in unrealized gain/(loss)	$34,686,662	$9,431,747	$25,254,915

The Primary	Gross	Gross	Net
Underlying Risk is	Unrealized	Unrealized	Unrealized
Equity Price Risk	Gain	Loss	gain/(loss)
Total return swaps	$49,331,486	$15,719,062	$33,612,424
Total	$49,331,486	$15,719,062	$33,612,424

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2015 (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The following table identifies the gross and net realized gain/(loss) on derivative instruments. The net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.

The Primary Underlying Risk is Equity Price Risk	Gross Realized Gain	Gross Realized Loss	Net Realized gain/(loss)
Total return swaps	$28,942,462	$25,882,727	$3,059,735
Total	$28,942,462	$25,882,727	$3,059,735

8.	Balance Sheet Offsetting

In the normal course of business the Company enters into swap contracts governed by an agreement with the prime broker. The agreement allows the Company and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date. The Company posts cash as collateral with the Custodian to secure the Company’s obligations to the counterparty. Such cash is held by the Custodian in a segregated account and its use is restricted.

In the event that the Company fails to post said collateral, fails to comply with any restrictions or provisions of the agreement, or fails to comply with or perform any agreement or obligation, then the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.

The table below presents the swap contracts that are set-off, if any, as well as collateral delivered, related to those swap contracts.

Offsetting of Financial Assets and Derivative Assets

		Gross Amounts Offset in the Statement of	Net Amounts of Assets Presented in the Statement	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital
	Gross Amounts of Recognized Asset	Assets, Liabilities and Members’ Capital	of Assets, Liabilities and Members’ Capital	Financial Instruments	Cash Collateral Received	Net Amount
Total return swaps	$49,331,486	$(15,719,062)	$33,612,424	$—	$—	$33,612,424
Total	$49,331,486	$(15,718,062)	$33,612,424	$—	$—	$33,612,424

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2015 (continued)

8.	Balance Sheet Offsetting (continued)

Offsetting of Financial Liabilities and Derivative Liabilities

		Gross Amounts Offset in the Statement of Assets, Liabilities and Members’ Capital	Net Amounts of Liabilities Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital
	Gross Amounts of Recognized Liabilities			Financial Instruments	Cash Collateral Pledged(a)	Net Amount
Total return swaps	$15,719,062	$(15,719,062)	$—	$—	$—	$—
Total	$15,719,062	$(15,719,062)	$—	$—	$—	$—

(a)	Collateral pledged to counterparties is based off notional exposure. There is $74,115,566 of collateral pledged to counterparties related to derivative trading activities which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital.

9.	Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011
Members’ Capital, end of period (000s)	$1,310,708	$1,360,121	$1,669,557	$1,349,904	$1,132,774
Ratio of net investment loss to average Members’ Capital**	(2.37%)	(2.57%)	(2.65%)	(3.22%)	(3.10%)
Ratio of expenses to average Members’ Capital**	3.52%	3.65%	3.47%	4.49%	4.08%
Ratio of incentive allocation to average Members’ Capital	0.24%	0.02%	5.69%	1.73%	0.13%
Portfolio turnover	82%	91%	158%	126%	94%
Total return - gross*	5.85%	(4.91%)	33.00%	11.23%	0.18%
Total return - net*	5.71%	(4.91%)	26.40%	8.98%	0.14%
Ratio of average borrowings to average Members’ Capital	3.02%	2.28%	1.99%	0.21%	0.17%

*	Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

**	Does not reflect the effect of incentive allocation to the Special Advisory Member, if any.

An individual Member’s ratios and returns may vary from the above based on the timing of capital transactions.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2015 (concluded)

10.	Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements except as disclosed below.

The Company received initial and additional contributions from Members of $11,101,074 from January 1, 2016 through February 26, 2016.

Effective February 1, 2016, Todd Milbourn was elected as an Independent Manager, member of the Audit Committee and the Nominating Committee of the Board, Chairperson of the Audit Committee of the Board and named as the audit committee financial expert of the Company.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.	Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission’s (“SEC”’s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from June 30, 2012 through June 30, 2015 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.

II.	Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited)

Information pertaining to the Managers is set forth below. Additional Information about the Company is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.

Independent Managers

Name, Age, Address(1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers
Luis Rubio, 60 Manager	Indefinite; Since May 2003	President of Centro de Investigacion Para el Desarrollo, A.C. (Center of Research Development) (2000 to present) and Director of same 1984 – 2000); Adjunct Fellow of the Center for Strategic and International Studies; Director of The Asia Tigers Fund, Inc. and The India Fund, Inc.; and Director of Empresa Ica SA de CV, a Mexican construction company (since 2006).	1

Janet L. Schinderman, 64 Manager	Indefinite; Since May 2003	Education consultant specializing in international relations, board management and initiating special projects; Associate Dean for Special Projects and Secretary to the Board of Overseers at Columbia Business School from 1990 until June 2006; and Independent director for two registered investment companies advised by The Central Park Group.	1

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (continued)

Independent Managers (continued)

Name, Age, Address(1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers
Jesse H. Ausubel, 64 Manager	Indefinite; Since May 1999	Director, Program for the Human Environment and Senior Research Associate, The Rockefeller University (1993 to present); Director, Richard Lounshery Foundation (1998 to present); Program Director, Alfred P. Sloan Foundation (1994 to present); Adjunct Scientist, Woods Hole Oceanographic Institution (1990 to present).	1

James E. Buck, 79 Manager	Indefinite; since April 2003	Retired in 2002 as Senior Vice President and Corporate Secretary of the New York Stock Exchange, Inc. (the “Exchange”) and the subsidiaries of the Exchange, including the NYSE Foundation.	1

Interested Manager

Bryan McKigney,* 57 President, CEO, and Manager	Indefinite; Manager since December 1, 2004; President and CEO since September 23, 2004	Mr. McKigney is a Managing Director and the President of Oppenheimer Asset Management Inc. since April 2015. He was the Chief Administrative Officer prior thereto. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and Chase Manhattan Bank N.A. (1981 – 1993).	1

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (continued)

Company Officers

In accordance with the Limited Liability Company Agreement, the Board has selected the following persons to serve as officers of the Company:

Name, Age, Address(1) and Position(s) with the Company(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vineet Bhalla, 55 Chief Financial Officer	One year; Since July 27, 2005	Mr. Bhalla has been a Senior Director at Oppenheimer Asset Management since May 2005. From July 2002 to May 2005, he was an Assistant Vice President at Zurich Capital Markets Inc., a Director of the Client Service Group at GlobeOp Financial Services, and a Senior Consultant at Capital Markets Company. Prior to that, he was a Vice President at Blackrock Financial Management since June 1999. Mr. Bhalla is a Certified Public Accountant. He graduated with an MBA from Saint Mary’s University, Halifax, Canada in 1986.

Salvatore Faia, 53 Chief Compliance Officer	One year; Since December 31, 2014	President, Vigilant Compliance, LLC since 2004; and Director of EIP Growth and Income Fund since 2005.

Deborah Kaback, 64 Chief Legal Officer	One year; Since July 23, 2003	Ms. Kaback has been a Managing Director at Oppenheimer Asset Management since June 2003. She was Executive Director of CIBC World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer Funds, Inc. from November 1999 through July 2001. Prior to that, she was Senior Vice President and Deputy General Counsel at Oppenheimer Capital from April 1989 through November 1999.

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (concluded)

Company Officers (concluded)

Name, Age, Address(1) and Position(s) with the Company(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bryan McKigney, 57 President, CEO, and Manager	One year term for President and CEO; since September 23, 2004. Indefinite term for Manager; since December 1, 2004;	Mr. McKigney is a Managing Director and the President of Oppenheimer Asset Management Inc. since April 2015. He was the Chief Administrative Officer prior thereto. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and Chase Manhattan Bank N.A. (1981 – 1993).

*	“Interested Person” of the Company as defined in the Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Company and as the President of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Adviser.

(1)	The address of each independent manager and officer is c/o Oppenheimer Asset Management, 85 Broad Street, New York, NY 10004.

(2)	Officers are not compensated by the Company.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

Effective February 1, 2016, Todd Milbourn was elected as an Independent Manager, member of the Audit Committee and the Nominating Committee of the Board, Chairperson of the Audit Committee and namely as the audit committee financial expert.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $196,882 for 2015 and $191,148 for 2014.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $5,000 for 2015 and $5,000 for 2014. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual statements.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $113,300 for 2015 and $110,000 for 2014. Tax fees include fees for tax compliance services and assisting management in the preparation of tax estimates.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2015 and $0 for 2014.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non–audit services that the registrant’s independent auditors provide to the registrant and (ii) all non-audit services that the registrant’s independent auditors provide to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) 100%

(d) Not Applicable

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $253,300 for 2015 and $284,710 for 2014.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Proxy Voting Policies are attached herewith.

Alkeon Capital Management, LLC

PROXY VOTING

A. Proxy Voting Policy

The firm has retained Institutional Shareholder Services, Inc. (“ISS”) to provide research and recommendations on proxy voting issues and to facilitate the electronic voting of proxies. ISS has authority to vote the proxies for each Client Account, in accordance with the policies described below.

1. General Policy

The Firm instructs each Client Account’s custodian to deliver to ISS all proxy solicitation materials that the custodian receives for that Client Account. The Firm provides to ISS a listing of securities held “long” in each Client Account as of the 15th and last day of each month to enable ISS to use reasonable efforts to confirm that ISS has received all proxy solicitation materials concerning such securities.

The Firm, through ISS, will vote proxies on behalf of Client Accounts. ISS evaluates all proxy solicitation material and other facts it deems relevant and may seek additional information from the party soliciting the proxy and independent corroboration of such information when ISS considers it appropriate and when it is reasonably available. The Firm has instructed ISS to make voting decisions on behalf of each Client Account based on the proxy voting guidelines that ISS provides to the Firm. The Firm may override ISS’ voting decisions if the Firm deems it in the best interests of the Client Account. The Firm has instructed ISS to use reasonable efforts to respond to each proxy solicitation by the deadline for such response.

2. Conflicts of Interest

Due to the size and nature of the Firm’s operations and the Firm’s limited affiliations in the securities industry, the Firm does not expect that material conflicts of interest will arise between the Firm and a Client Account over proxy voting.

The Firm recognizes, however, that such conflicts may arise from time to time, such as, for example, when the Firm or one of its affiliates has a business arrangement that could be affected by the outcome of a proxy vote or has a personal or business relationship with a person seeking appointment or re-appointment as a director of a company. Notwithstanding the possibility of such a material conflict arising, the Firm believes that it places the interests of the Client Accounts ahead of the Firm’s own interests by following ISS’ recommendations. If the Firm determines that the foregoing proxy voting policies do not adequately address a material conflict of interest related to a proxy, the Firm will, in its exclusive discretion, either (a) direct ISS to vote the proxy in accordance with ISS’ recommendation or (b) provide the affected client with copies of all proxy solicitation materials that the Firm receives with respect to that proxy, notify that client of the actual or potential conflict of interest and of the Firm’s intended response to the proxy request, and request that the client consent to the Firm’s intended response. If the client consents to the Firm’s intended response or fails to respond to the notice within a reasonable period of time specified in the notice, the Firm will vote the proxy as described in the notice. If the client objects to the Firm’s intended response, the Firm will vote the proxy as directed by the client.

3. Shareholder Proposals by the Firm

The Firm may submit a shareholder proposal on behalf of a Client Account only if the Firm believes that the proposal would provide a substantial overall benefit to the Client Account.

4. Disclosures to Clients

The Firm includes in Part 2 of its Form ADV (1) a summary of these proxy voting policies and procedures, (2) an offer to provide a copy of these to clients on request, and (3) information concerning how a client may obtain a report summarizing how the Firm voted proxies on behalf of such client. At the request of a client or Investor (other than a RIC), the Firm provides that client or Investor with a copy of this Part VII and a report summarizing all proxy solicitations the Firm received with respect to the applicable Client Account during the period requested and action taken by the Firm on each such proxy.

Regarding the Firm’s proxy votes on behalf of its RIC clients, the Firm will provide that RIC with the information required to be disclosed by that RIC pursuant to ICA Rule 30b1-4 and SEC Form N-PX promulgated thereunder, including:

a.	The name of the issuer of the portfolio security;
b.	The exchange ticker symbol of the portfolio security;
c.	The CUSIP number for the portfolio security (unless not available through reasonable practical means, e.g., in the case of certain foreign issuers);
d.	The shareholder meeting date;
e.	A brief identification of the matter voted on;
f.	Whether the matter was proposed by the issuer or by a security holder;
g.	Whether the Firm cast its vote on the matter;
h.	How the Firm cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
i.	Whether the Firm cast its vote for or against management.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Mr. Panayotis (“Takis”) Sparaggis, the controlling person and Chief Investment Officer of Alkeon Capital Management, LLC (“Alkeon”), has served since the Fund’s inception as the Fund’s principal portfolio manager (the “Portfolio Manager”) and is the lead member of Alkeon’s Investment Team. Other members of the Investment Team assist Mr. Sparaggis in his role as the Fund’s Portfolio Manager. Mr. Sparaggis founded Alkeon in January 2002. From May 1995 until the founding of Alkeon, Mr. Sparaggis was employed by CIBC World Markets Corp or its predecessors.

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the other accounts that Mr. Sparaggis managed as of December 31, 2015:

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Panayotis Sparaggis	Registered Investment Companies:	2	$1,734,924,890	1	$1,731,809,580
	Other Pooled Investment Vehicles:	9	$2,258,422,221	8	$2,243,922,018
	Other Accounts:	0	$0	0	$0

Potential Conflicts of Interests

Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day responsibilities with respect to one or more accounts. These potential conflicts include:

●	Allocation of Limited Time and Attention. Because the Portfolio Manager manages other accounts, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if the Portfolio Manager were to devote substantially more attention to the management of fewer accounts.

●	Allocation of Investment Opportunities. If the Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts.

●	Pursuit of Differing Strategies. At times, the Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

●	Performance Fees. The Portfolio Manager manages other accounts that are subject to a performance allocation or performance fee which in some cases may be greater than the fee payable by the Fund. This could create a conflict because the Portfolio Manager may benefit if a more attractive investment is allocated to an account that bears a greater performance allocation or fee.

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

Mr. Sparaggis’ compensation consists of periodic advances and the income from the profits of Alkeon Capital Management, LLC derived by him as its controlling principal. The level of Alkeon Capital Management’s profitability in turn is dependent on the advisory fees and performance fees and allocations received from the Fund and other advisory clients.

(a)(4)	Disclosure of Securities Ownership

The table below sets forth beneficial ownership of interests of the registrant by the Portfolio Manager as of December 31, 2015.

Name of Portfolio Manager or Team Member	Dollar ($) Range of Fund Shares Beneficially Owned

Panayotis Sparaggis	$0

(b)	Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	3/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	3/8/16

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	3/8/16

* Print the name and title of each signing officer under his or her signature.